Note 35 - Purchase and sale commitments and future payment obligations- Maturity of future payment obligations (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Not Later Than One Year Member
Maturity of Future Payment Obligations Line Items
Finance Leases future payments	€ 0
Operating Leases future payments	251
Purchase commitments future payments	28
Technology and systems projects	7
Other projects future payments	20
Total Future payments obligations	279
Later than one year and not later than three years member
Maturity of Future Payment Obligations Line Items
Finance Leases future payments	0
Operating Leases future payments	253
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	253
Later Than Three Years And Not Later Than Five Years [Member]
Maturity of Future Payment Obligations Line Items
Finance Leases future payments	0
Operating Leases future payments	554
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	554
Later Than Five Years [Member]
Maturity of Future Payment Obligations Line Items
Finance Leases future payments	0
Operating Leases future payments	1,879
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	1,879
Total [Member]
Maturity of Future Payment Obligations Line Items
Finance Leases future payments	0
Operating Leases future payments	2,937
Purchase commitments future payments	28
Technology and systems projects	7
Other projects future payments	20
Total Future payments obligations	€ 2,965